ADVANCES TO SUPPLIERS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
ADVANCES TO SUPPLIERS
Prepayments for purchasing seed	¥ 61,086		¥ 67,048
Prepayments for purchasing package	175		163
Deposits for research and development fee	100		107
Others	3,715		4,299
Advances to suppliers	¥ 65,076	$ 9,287	¥ 71,617